Inventory	12 Months Ended
Dec. 31, 2022
Inventory
Inventory

5      Inventory

	2022	2021
	$	$

Finished goods	5,455	5,114
Raw materials	2,491	2,306
Inventory provision	(5)	(7)
Total inventory	7,941	7,413

During the year ended December 31, 2022, $2,101 (2021 - $3,547) of inventory was recognized in cost of sales. The Company decreased its inventory provision by $2 during the year ended December 31, 2022 (2021 – $7). There were no other inventory writedowns charged to cost of sales during the year ended December 31, 2022.